Warrants Liability (Details) - Warranty contingent liability [member] - USD ($)				1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 28, 2025	Mar. 06, 2025	Jan. 20, 2025	Aug. 31, 2020	Mar. 31, 2025	Dec. 13, 2024	Dec. 31, 2024
August Twenty Twenty Two Warrants [Member]
Warrants Liability (Details) [Line Items]
Issued shares class B subordinate voting shares (in Shares)				42,499
Warrants to purchase class B subordinate (in Shares)				21,250
Proceeds from direct offering				$ 9,999,997
Exercise price of warrants issued (in Dollars per share)				$ 276.9
Warrants liability					$ 221		$ 2
Gain on change in fair value					219		23,297
December Twenty Twenty Four Warrants [Member]
Warrants Liability (Details) [Line Items]
Warrants liability						$ 245,147
Gain on change in fair value					311,128
Fair value of the warrants					523,128		$ 212,000
January 20, 2025 Warrants Member
Warrants Liability (Details) [Line Items]
Warrants liability			$ 405,656
Gain on change in fair value					623,445
Fair value of the warrants					1,029,101
March 6, 2025 Warrants Member
Warrants Liability (Details) [Line Items]
Warrants liability		$ 38,702
Gain on change in fair value					31,110
Fair value of the warrants					$ 69,813
March twenty eight, two thousand twenty five [Member]
Warrants Liability (Details) [Line Items]
Warrants liability	$ 1,218,875